John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 12/31/19

Fund’s investments
As of 12-31-19 (unaudited)
	Shares	Value
Common stocks 100.3%		$993,047,207
(Cost $981,922,262)
Communication services 1.0%		9,482,064
Diversified telecommunication services 0.3%
China Tower Corp., Ltd., H Shares (A)	14,244,000	3,146,928
Media 0.4%
Comcast Corp., Class A	74,063	3,330,613
Wireless telecommunication services 0.3%
KDDI Corp.	100,700	3,004,523
Energy 40.1%		396,915,567
Energy equipment and services 3.3%
Apergy Corp. (B)	67,987	2,296,601
Baker Hughes Company	145,625	3,732,369
Calfrac Well Services, Ltd. (B)(C)	359,952	346,494
Halliburton Company	223,959	5,480,277
Helmerich & Payne, Inc.	31,106	1,413,146
National Oilwell Varco, Inc.	20,603	516,105
Patterson-UTI Energy, Inc.	369,002	3,874,521
Precision Drilling Corp. (B)	902,290	1,257,668
Schlumberger, Ltd.	195,538	7,860,628
TechnipFMC PLC	171,860	3,684,678
Transocean, Ltd. (B)	273,184	1,879,506
Trican Well Service, Ltd. (B)(C)	728,988	639,980
Oil, gas and consumable fuels 36.8%
Advantage Oil & Gas, Ltd. (B)	942,044	1,995,011
Aker BP ASA	120,730	3,962,406
ARC Resources, Ltd. (C)	285,674	1,799,556
BP PLC	3,347,003	21,055,488
Cabot Oil & Gas Corp.	273,890	4,768,425
Callon Petroleum Company (B)(C)	354,522	1,712,341
Cameco Corp.	147,218	1,308,302
Canadian Natural Resources, Ltd.	288,373	9,327,069
Cenovus Energy, Inc.	831,537	8,452,727
Cheniere Energy, Inc. (B)	24,918	1,521,742
Chevron Corp.	213,944	25,782,391
Cimarex Energy Company	87,563	4,596,182
Concho Resources, Inc.	91,042	7,972,548
ConocoPhillips	203,463	13,231,199
Continental Resources, Inc.	203,673	6,985,984
Devon Energy Corp.	254,376	6,606,145
Diamondback Energy, Inc.	114,431	10,626,063
Enbridge, Inc.	68,888	2,738,968
Encana Corp. (C)	561,021	2,626,782
Enerplus Corp. (C)	438,882	3,126,301
EOG Resources, Inc.	124,626	10,438,674
EQT Corp.	119,931	1,307,248
Equinor ASA	426,391	8,503,211
Exxon Mobil Corp.	256,153	17,874,356
Galp Energia SGPS SA	530,293	8,902,630
Hess Corp.	90,103	6,019,781
Hurricane Energy PLC (B)(C)	1,040,623	461,680
Husky Energy, Inc.	97,461	782,060
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Imperial Oil, Ltd.	102,110	$2,701,073
Kelt Exploration, Ltd. (B)	603,634	2,263,831
Keyera Corp. (C)	152,597	3,997,805
Lundin Petroleum AB	203,473	6,908,813
Marathon Oil Corp.	382,535	5,194,825
Marathon Petroleum Corp.	136,094	8,199,664
NexGen Energy, Ltd. (B)	183,803	236,380
Noble Energy, Inc.	218,040	5,416,114
NuVista Energy, Ltd. (B)	971,871	2,387,485
Occidental Petroleum Corp.	147,223	6,067,060
Parex Resources, Inc. (B)	135,437	2,518,812
Parsley Energy, Inc., Class A	265,783	5,025,957
Pembina Pipeline Corp. (C)	101,559	3,764,225
Phillips 66	106,171	11,828,511
Pioneer Natural Resources Company	73,939	11,192,146
Royal Dutch Shell PLC, A Shares	838,261	24,824,613
Seven Generations Energy, Ltd., Class A (B)	30,642	199,867
Suncor Energy, Inc.	492,292	16,134,879
TC Energy Corp.	167,851	8,939,644
The Williams Companies, Inc.	296,953	7,043,725
Tidewater Midstream and Infrastructure, Ltd. (C)	1,059,510	954,624
TOTAL SA	252,204	13,994,992
Tourmaline Oil Corp.	65,641	769,363
Valero Energy Corp.	144,877	13,567,731
WPX Energy, Inc. (B)	386,913	5,316,185
Financials 0.3%		2,815,407
Capital markets 0.0%
Tritax EuroBox PLC (A)	281,386	350,634
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	10,882	2,464,773
Industrials 1.0%		10,114,087
Construction and engineering 0.3%
Vinci SA	32,311	3,598,609
Electrical equipment 0.1%
Sunrun, Inc. (B)	26,139	360,980
Vestas Wind Systems A/S	3,579	361,502
Road and rail 0.3%
Canadian National Railway Company	30,058	2,719,120
Transportation infrastructure 0.3%
Japan Airport Terminal Company, Ltd.	55,400	3,073,876
Information technology 0.6%		5,890,681
IT services 0.4%
InterXion Holding NV (B)	45,801	3,838,582
Semiconductors and semiconductor equipment 0.2%
Enphase Energy, Inc. (B)(C)	12,453	325,397
First Solar, Inc. (B)	30,856	1,726,702
Materials 17.6%		174,119,737
Chemicals 0.5%
Albemarle Corp.	5,314	388,135
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
Dow, Inc.	12,851	$703,335
DuPont de Nemours, Inc.	15,052	966,338
LyondellBasell Industries NV, Class A	21,340	2,016,203
Nutrien, Ltd.	17,215	824,194
Metals and mining 16.9%
Agnico Eagle Mines, Ltd.	118,359	7,289,941
Alacer Gold Corp. (B)	137,292	729,517
Alamos Gold, Inc., Class A	155,175	935,675
Alcoa Corp. (B)	96,684	2,079,673
Altius Minerals Corp. (C)	89,852	827,561
Anglo American PLC	69,481	1,996,059
AngloGold Ashanti, Ltd., ADR	95,928	2,143,032
Antofagasta PLC	64,714	783,545
B2Gold Corp.	654,436	2,625,707
Barrick Gold Corp.	503,068	9,344,269
BHP Group PLC, ADR	182,066	8,558,923
BHP Group, Ltd., ADR (C)	261,731	14,319,303
Boliden AB	55,768	1,481,124
Capstone Mining Corp. (B)	1,139,000	666,620
Champion Iron, Ltd. (B)	889,000	1,663,602
Conic Metals Corp. (B)	370,182	129,708
Detour Gold Corp. (B)	213,461	4,132,617
Endeavour Mining Corp. (B)	158,787	2,999,534
ERO Copper Corp. (B)	256,854	4,670,073
First Quantum Minerals, Ltd.	416,587	4,225,059
Franco-Nevada Corp.	73,592	7,599,208
Freeport-McMoRan, Inc.	519,469	6,815,433
Fresnillo PLC	20,882	177,120
Glencore PLC (B)	443,595	1,381,240
Golden Star Resources, Ltd. (B)(C)	162,149	614,357
Hudbay Minerals, Inc.	249,790	1,034,901
Ivanhoe Mines, Ltd., Class A (B)	874,112	2,860,865
K92 Mining, Inc. (B)(C)	255,000	565,554
Kinross Gold Corp. (B)	433,671	2,057,228
Kirkland Lake Gold, Ltd. (C)	135,824	5,987,113
Lucara Diamond Corp.	739,570	484,105
Lundin Mining Corp.	790,225	4,722,303
MAG Silver Corp. (B)	110,622	1,306,797
Marathon Gold Corp. (B)	205,000	268,376
Nevada Copper Corp. (B)(C)	5,323,500	1,496,344
New Gold, Inc. (B)	139,761	123,773
Newcrest Mining, Ltd.	74,782	1,579,318
Newmont Goldcorp Corp.	298,749	12,980,644
Nexa Resources SA (C)	10,738	87,488
Nucor Corp.	12,692	714,306
OceanaGold Corp.	251,294	493,473
Osisko Mining, Inc. (B)	516,283	1,610,216
Pan American Silver Corp.	41,676	987,219
Pretium Resources, Inc. (B)(C)	23,080	256,830
Rio Tinto PLC, ADR	217,762	12,926,352
Sandstorm Gold, Ltd. (B)(C)	95,043	709,227
Seabridge Gold, Inc. (B)(C)	21,072	291,215
SEMAFO, Inc. (B)	401,253	834,302
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
SilverCrest Metals, Inc. (B)(C)	279,230	$1,885,832
SolGold PLC (B)(C)	600,000	164,029
South32, Ltd.	182,266	344,139
Southern Copper Corp.	39,161	1,663,559
SSR Mining, Inc. (B)	149,746	2,881,793
Steel Dynamics, Inc.	4,432	150,865
Stornoway Diamond Corp. (B)(D)	3,062,000	47,160
Teck Resources, Ltd., Class B	334,835	5,806,849
TMAC Resources, Inc. (B)	55,521	161,618
Trilogy Metals, Inc. (B)(C)	415,000	1,080,205
Turquoise Hill Resources, Ltd. (B)	700,463	512,448
Vale SA, ADR	41,741	550,981
Warrior Met Coal, Inc.	46,251	977,284
Western Areas, Ltd.	869,966	1,852,684
Wheaton Precious Metals Corp.	182,324	5,425,282
Yamana Gold, Inc.	360,357	1,426,387
Paper and forest products 0.2%
Interfor Corp. (B)	88,851	1,003,769
West Fraser Timber Company, Ltd.	16,318	719,799
Real estate 34.5%		342,114,131
Equity real estate investment trusts 31.1%
Activia Properties, Inc.	650	3,257,491
Aedifica SA	5,968	758,649
Agree Realty Corp.	70,744	4,964,106
Alexandria Real Estate Equities, Inc.	54,858	8,863,956
alstria office REIT-AG	56,809	1,067,067
American Tower Corp.	38,319	8,806,473
Americold Realty Trust	198,116	6,945,947
Apartment Investment & Management Company, A Shares	138,938	7,176,148
Arima Real Estate SOCIMI SA (B)	20,258	256,961
Assura PLC	745,630	769,052
Big Yellow Group PLC	32,552	517,015
Brixmor Property Group, Inc.	290,620	6,280,298
Canadian Apartment Properties REIT	59,247	2,418,608
CoreSite Realty Corp.	23,140	2,594,457
Cousins Properties, Inc.	113,685	4,683,822
Cromwell Property Group	476,538	393,167
CyrusOne, Inc.	52,371	3,426,635
Derwent London PLC	22,780	1,212,204
DiamondRock Hospitality Company	215,639	2,389,280
Douglas Emmett, Inc.	136,504	5,992,526
EastGroup Properties, Inc.	33,171	4,400,797
Equinix, Inc.	31,142	18,177,585
Equity LifeStyle Properties, Inc.	172,344	12,131,294
Equity Residential	128,884	10,429,293
Essential Properties Realty Trust, Inc.	174,906	4,339,418
Essex Property Trust, Inc.	19,493	5,864,664
Extra Space Storage, Inc.	71,796	7,583,094
Frasers Centrepoint Trust	426,400	891,685
Frontier Real Estate Investment Corp.	314	1,319,627
Gecina SA	9,917	1,777,896
Global One Real Estate Investment Corp.	776	1,005,558
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Goodman Group	143,689	$1,350,272
Granite Real Estate Investment Trust	44,613	2,266,810
Great Portland Estates PLC	116,510	1,329,824
Healthpeak Properties, Inc.	266,565	9,188,496
Highwoods Properties, Inc.	16,100	787,451
Host Hotels & Resorts, Inc.	69,132	1,282,399
Hulic Reit, Inc.	755	1,369,788
InterRent Real Estate Investment Trust	86,905	1,046,701
Intu Properties PLC (B)	223,016	100,585
Invitation Homes, Inc.	315,471	9,454,666
Japan Real Estate Investment Corp.	115	763,196
Japan Rental Housing Investments, Inc.	1,240	1,214,717
Kilroy Realty Corp.	92,196	7,735,244
Kimco Realty Corp.	369,545	7,653,277
Klepierre SA	64,814	2,465,791
Liberty Property Trust	25,837	1,551,512
Life Storage, Inc.	61,672	6,677,844
Link REIT	321,600	3,407,023
Mapletree Logistics Trust	2,396,000	3,099,249
Medical Properties Trust, Inc.	387,202	8,173,834
Merlin Properties Socimi SA	127,661	1,834,925
Mid-America Apartment Communities, Inc.	67,722	8,929,823
Mirvac Group	735,286	1,645,788
Mori Hills REIT Investment Corp.	1,122	1,864,795
Mori Trust Hotel REIT, Inc.	333	461,522
Mori Trust Sogo REIT, Inc.	624	1,120,092
Omega Healthcare Investors, Inc.	118,652	5,024,912
Premier Investment Corp.	615	870,195
Prologis, Inc.	192,247	17,136,898
Realty Income Corp.	105,349	7,756,847
Rexford Industrial Realty, Inc.	181,541	8,290,977
Ryman Hospitality Properties, Inc.	55,608	4,818,989
Segro PLC	162,168	1,931,024
Simon Property Group, Inc.	42,177	6,282,686
STORE Capital Corp.	203,931	7,594,390
The British Land Company PLC	181,985	1,541,003
The GPT Group	811,487	3,196,481
The PRS REIT PLC	340,858	415,132
The UNITE Group PLC	79,781	1,332,682
Weingarten Realty Investors	127,743	3,990,691
Welltower, Inc.	61,116	4,998,066
Weyerhaeuser Company	154,592	4,668,678
XYMAX REIT Investment Corp.	457	580,112
Real estate management and development 3.4%
CapitaLand, Ltd.	509,500	1,421,769
Castellum AB	72,621	1,707,477
City Developments, Ltd.	138,000	1,123,159
Daibiru Corp.	55,900	670,297
Deutsche Wohnen SE	41,155	1,674,062
Fabege AB	121,097	2,011,563
Fastighets AB Balder, B Shares (B)	22,615	1,046,643
Grainger PLC	231,216	958,151
Mitsubishi Estate Company, Ltd.	118,100	2,259,829
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Mitsui Fudosan Company, Ltd.	146,800	$3,587,782
New World Development Company, Ltd.	3,094,588	4,241,884
Sino Land Company, Ltd.	816,000	1,184,431
Sumitomo Realty & Development Company, Ltd.	56,500	1,971,256
Swire Properties, Ltd.	802,400	2,658,229
Swiss Prime Site AG (B)	19,467	2,252,219
Urban & Civic PLC	102,454	467,733
VGP NV	3,717	366,195
Vonovia SE	85,856	4,611,292
Utilities 5.2%		51,595,533
Electric utilities 2.1%
Avangrid, Inc.	49,225	2,518,351
CK Infrastructure Holdings, Ltd.	405,688	2,887,154
Duke Energy Corp.	27,830	2,538,374
Edison International	41,131	3,101,689
Enel SpA	438,626	3,484,384
Exelon Corp.	67,842	3,092,917
Iberdrola SA	336,915	3,472,116
Gas utilities 0.8%
Beijing Enterprises Holdings, Ltd.	436,513	2,002,970
ENN Energy Holdings, Ltd.	178,897	1,954,485
Snam SpA	343,904	1,808,187
UGI Corp.	46,494	2,099,669
Independent power and renewable electricity producers 0.7%
China Longyuan Power Group Corp., Ltd., H Shares	4,639,316	2,933,864
Huaneng Renewables Corp., Ltd., H Shares	6,774,647	2,634,384
TerraForm Power, Inc., Class A	79,840	1,228,738
Multi-utilities 1.2%
E.ON SE	264,980	2,831,822
Engie SA	209,178	3,388,350
National Grid PLC	258,613	3,231,952
Sempra Energy	17,640	2,672,107
Water utilities 0.4%
Cia de Saneamento do Parana	58,056	1,468,981

Guangdong Investment, Ltd.	596,578	1,247,778
Severn Trent PLC	29,911	997,261
Rights 0.0%		$32,260
(Cost $0)
Tahoe Resources, Inc. (Expiration Date: 12-31-49) (B)(D)(E)	83,300	32,260

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.0%				$49,190,986
(Cost $49,188,313)
U.S. Government Agency 0.5%				4,500,000
Federal Home Loan Bank Discount Note	1.000	01-02-20	4,500,000	4,500,000

	Yield (%)	Shares	Value
Short-term funds 4.3%			42,690,986
John Hancock Collateral Trust (F)	1.7338(G)	4,266,667	42,690,986

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Par value^	Value
Repurchase agreement 0.2%		2,000,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-19 at 1.570% to be repurchased at $2,000,174 on 1-2-20, collateralized by $1,882,252 Government National Mortgage Association, 3.588% due 11-20-69 (valued at $2,040,000)	2,000,000	2,000,000

Total investments (Cost $1,031,110,575) 105.3%	$1,042,270,453
Other assets and liabilities, net (5.3%)	(52,082,313)
Total net assets 100.0%	$990,188,140

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-19. The value of securities on loan amounted to $40,959,509.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 12-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 12-31-19:
United States	53.9%
Canada	18.0%
United Kingdom	5.6%
Australia	3.6%
Netherlands	2.9%
Japan	2.9%
France	2.5%
Hong Kong	1.8%
Sweden	1.3%
Norway	1.2%
Other countries	6.3%
TOTAL	100.0%
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of December 31, 2019, by major security category or type:
	Total value at 12-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$9,482,064	$3,330,613	$6,151,451	—
Energy	396,915,567	308,301,734	88,613,833	—
Financials	2,815,407	2,464,773	350,634	—
Industrials	10,114,087	3,080,100	7,033,987	—
Information technology	5,890,681	5,890,681	—	—
Materials	174,119,737	164,477,348	9,595,229	$47,160
Real estate	342,114,131	262,779,592	79,334,539	—
Utilities	51,595,533	17,251,845	34,343,688	—
Rights	32,260	—	—	32,260
Short-term investments	49,190,986	42,690,986	6,500,000	—
Total investments in securities	$1,042,270,453	$810,267,672	$231,923,361	$79,420
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,266,667	$34,455,595	$332,964,675	$(324,726,221)	$317	$(3,380)	$174,234	—	$42,690,986
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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